June 6, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)

1933 Act Registration No. 033-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s Income Equity Fund, International Equity Fund, Large Cap Core Fund, Large Cap Equity Fund, Large Cap Growth Fund and Small Cap Core Fund dated May 22, 2014, filed pursuant to Rule 497 on May 23, 2014 (accession number 0001193125-14-210118).

Questions and comments concerning the filing may be directed to the undersigned at (312) 557-1441.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real

Enclosures